UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: Vanguard Explorer Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2014

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of July 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (97.3%)[1]
Consumer Discretionary (16.6%)
*	Urban Outfitters Inc.	2,458,815	87,853
*	LKQ Corp.	2,461,560	64,382
*	Crocs Inc.	3,876,300	61,517
*	Imax Corp.	2,287,437	60,137
	Churchill Downs Inc.	652,778	56,465
*	Life Time Fitness Inc.	1,370,335	53,923
*	Ulta Salon Cosmetics & Fragrance Inc.	551,480	50,918
*	CarMax Inc.	1,000,505	48,835
*	Tumi Holdings Inc.	2,179,561	45,945
*	Tenneco Inc.	685,807	43,686
	Service Corp. International	2,038,105	42,800
	Tractor Supply Co.	670,655	41,695
*	Live Nation Entertainment Inc.	1,694,295	39,325
*	HomeAway Inc.	1,109,646	38,527
	Dana Holding Corp.	1,714,740	38,376
	Wolverine World Wide Inc.	1,560,053	37,847
	Texas Roadhouse Inc. Class A	1,508,690	37,536
*,^ Conn's Inc.		926,740	37,070
	DSW Inc. Class A	1,375,208	36,567
*	Five Below Inc.	985,753	36,098
	Cheesecake Factory Inc.	809,758	34,722
	HSN Inc.	603,480	33,729
	Signet Jewelers Ltd.	305,826	31,130
*	Standard Pacific Corp.	4,079,700	30,761
	Lennar Corp. Class A	837,615	30,347
	New York Times Co. Class A	2,369,436	29,594
*,2 Denny's Corp.		4,291,881	29,399
*	DreamWorks Animation SKG Inc. Class A	1,448,640	28,973
*	Cabela's Inc.	483,600	28,223
*	Buffalo Wild Wings Inc.	193,766	28,158
*	Dorman Products Inc.	635,695	27,576
*	Jarden Corp.	482,400	26,966
*	Under Armour Inc. Class A	397,875	26,558
	National CineMedia Inc.	1,566,637	25,160
	Brunswick Corp.	602,110	24,283
	Dick's Sporting Goods Inc.	562,765	23,934
*	Deckers Outdoor Corp.	267,500	23,676
*	Steven Madden Ltd.	676,392	21,543
	Hanesbrands Inc.	210,600	20,578
	Movado Group Inc.	479,522	19,627
	Six Flags Entertainment Corp.	489,332	18,702
*	Vitamin Shoppe Inc.	420,150	17,919
	Monro Muffler Brake Inc.	349,220	17,737
*	Del Frisco's Restaurant Group Inc.	789,538	16,833
*	Krispy Kreme Doughnuts Inc.	1,093,556	16,742
*	Ascena Retail Group Inc.	969,100	15,564
	Brinker International Inc.	346,909	15,555
	Carter's Inc.	192,794	14,760
*	Grand Canyon Education Inc.	297,015	12,772

*	Gentherm Inc.	302,723	12,669
	Ryland Group Inc.	376,577	12,088
	Abercrombie & Fitch Co.	305,000	11,999
*	Francesca's Holdings Corp.	933,200	11,926
*	BJ's Restaurants Inc.	338,610	11,604
*	Sally Beauty Holdings Inc.	444,500	11,535
*	Discovery Communications Inc.	135,400	11,387
	Ross Stores Inc.	171,500	11,045
	Sotheby's	275,340	10,917
*,^ Outerwall Inc.		194,421	10,697
*	Hibbett Sports Inc.	201,946	10,079
	Callaway Golf Co.	1,291,800	9,818
	Cinemark Holdings Inc.	295,100	9,679
	Vail Resorts Inc.	126,992	9,588
	Capella Education Co.	149,768	9,579
*	Bloomin' Brands Inc.	484,135	9,484
*	Bravo Brio Restaurant Group Inc.	601,000	8,955
*	Chuy's Holdings Inc.	306,442	8,780
*	iRobot Corp.	269,466	8,723
*	Sonic Corp.	410,955	8,486
*	Cumulus Media Inc. Class A	1,605,948	8,319
*	Tesla Motors Inc.	31,539	7,043
*	Vince Holding Corp.	205,200	6,934
*	Express Inc.	374,400	5,826
*	Shutterfly Inc.	117,300	5,785
	PetSmart Inc.	80,873	5,511
	Dunkin' Brands Group Inc.	122,197	5,237
*	Zulily Inc. Class A	142,515	4,934
	Pier 1 Imports Inc.	320,271	4,823
*,^ SodaStream International Ltd.		127,000	4,191
*	Liberty Ventures Class A	58,000	4,011
	Cablevision Systems Corp. Class A	198,600	3,817
	Domino's Pizza Inc.	51,942	3,740
*	ServiceMaster Global Holdings Inc.	208,501	3,663
	Polaris Industries Inc.	22,400	3,305
*	Skechers U.S.A. Inc. Class A	61,300	3,198
*	Starz	111,000	3,165
*	Popeyes Louisiana Kitchen Inc.	72,833	2,935
	Brown Shoe Co. Inc.	100,900	2,844
	Lions Gate Entertainment Corp.	91,287	2,812
	Nutrisystem Inc.	162,800	2,613
*	Murphy USA Inc.	52,700	2,604
*	Tower International Inc.	82,000	2,583
*	Barnes & Noble Inc.	123,900	2,580
*	Asbury Automotive Group Inc.	36,100	2,438
*	Strayer Education Inc.	46,300	2,399
*,^ GoPro Inc. Class A		50,000	2,399
*,^ Smith & Wesson Holding Corp.		193,500	2,390
*	Red Robin Gourmet Burgers Inc.	36,600	2,356
	Jack in the Box Inc.	40,800	2,333
^	Buckle Inc.	49,400	2,198
	Dillard's Inc. Class A	17,200	2,051
	La-Z-Boy Inc.	97,000	2,041
	GNC Holdings Inc. Class A	54,600	1,791
	Goodyear Tire & Rubber Co.	66,300	1,669
	Tupperware Brands Corp.	21,000	1,528
*	Genesco Inc.	19,723	1,504

	Williams-Sonoma Inc.	22,100	1,482
	Sturm Ruger & Co. Inc.	28,550	1,426
*	Orbitz Worldwide Inc.	142,600	1,262
*	Multimedia Games Holding Co. Inc.	48,600	1,172
	Columbia Sportswear Co.	14,900	1,114
	Ruth's Hospitality Group Inc.	90,100	1,023
*	Kirkland's Inc.	54,100	1,018
*	Visteon Corp.	10,600	1,012
*	Markit Ltd.	39,760	1,006
*	Universal Electronics Inc.	19,600	934
*	Michaels Cos. Inc.	59,898	903
	Foot Locker Inc.	13,500	642
	AMC Entertainment Holdings Inc.	25,900	586
*	Global Sources Ltd.	27,500	203
*	Martha Stewart Living Omnimedia Inc. Class A	38,700	175
*	Radio One Inc.	33,300	146
*	ANN Inc.	3,271	120
			2,003,855
Consumer Staples (2.1%)
*	United Natural Foods Inc.	831,444	48,739
^	Herbalife Ltd.	806,588	42,265
	Ingredion Inc.	520,845	38,350
	Glanbia plc	1,347,697	20,734
	PriceSmart Inc.	236,575	19,470
*	Boulder Brands Inc.	1,153,757	13,095
*	TreeHouse Foods Inc.	155,800	11,451
	Sanderson Farms Inc.	123,824	11,279
	Inter Parfums Inc.	394,275	10,303
*	Natural Grocers by Vitamin Cottage Inc.	367,400	8,333
*	Annie's Inc.	258,200	7,534
*	Rite Aid Corp.	487,400	3,261
*	Sprouts Farmers Market Inc.	93,600	2,856
	Keurig Green Mountain Inc.	22,400	2,672
*	Pilgrim's Pride Corp.	92,886	2,597
	Casey's General Stores Inc.	31,771	2,102
*	Omega Protein Corp.	49,800	698
*	SUPERVALU Inc.	69,000	633
			246,372
Energy (5.6%)
*	Dresser-Rand Group Inc.	802,379	47,750
	Energen Corp.	548,420	44,768
^	Core Laboratories NV	301,283	44,117
	Superior Energy Services Inc.	1,299,852	43,675
	Trican Well Service Ltd.	2,887,800	41,688
	Western Refining Inc.	950,580	38,936
	Cabot Oil & Gas Corp.	959,435	31,613
*	RSP Permian Inc.	1,061,200	31,358
*	Paramount Resources Ltd. Class A	540,500	27,651
*	Bonanza Creek Energy Inc.	491,560	27,557
*	Gulfport Energy Corp.	492,233	26,290
*	Atwood Oceanics Inc.	533,525	25,689
	Alon USA Energy Inc.	1,855,992	23,850
*	Carrizo Oil & Gas Inc.	333,650	20,489
*,^ Halcon Resources Corp.		3,191,625	18,990
*	Southwestern Energy Co.	458,200	18,594
*	Dril-Quip Inc.	140,065	14,114

*	Kodiak Oil & Gas Corp.	829,323	12,888
	Oceaneering International Inc.	188,100	12,774
*	Rex Energy Corp.	914,179	12,607
*	Basic Energy Services Inc.	495,959	11,898
*	Athlon Energy Inc.	228,000	10,866
*	RigNet Inc.	162,549	9,041
	RPC Inc.	400,150	9,003
*	Oasis Petroleum Inc.	167,400	8,948
*	Forum Energy Technologies Inc.	258,200	8,595
*	Penn Virginia Corp.	635,069	8,269
	Range Resources Corp.	98,900	7,476
*	Oil States International Inc.	93,800	5,749
*	Key Energy Services Inc.	812,784	4,990
	SM Energy Co.	53,200	4,178
*,^ CHC Group Ltd.		539,134	3,882
*	REX American Resources Corp.	34,400	2,902
*	Kosmos Energy Ltd.	276,300	2,661
*	Matrix Service Co.	70,400	1,890
*	Alpha Natural Resources Inc.	526,200	1,784
*	Abraxas Petroleum Corp.	289,200	1,475
*	Clayton Williams Energy Inc.	13,800	1,468
	World Fuel Services Corp.	34,118	1,465
*	Transocean Partners LLC	37,900	921
*,^ Pacific Ethanol Inc.		32,900	587
*	Quicksilver Resources Inc.	146,000	274
			673,720
Financials (8.4%)
	NASDAQ OMX Group Inc.	1,801,327	75,998
*	Affiliated Managers Group Inc.	349,006	69,539
	PacWest Bancorp	1,123,943	46,835
	International Bancshares Corp.	1,687,297	42,773
	Pebblebrook Hotel Trust	1,154,059	42,008
	Zions Bancorporation	1,442,580	41,575
	Assured Guaranty Ltd.	1,690,600	37,734
	Redwood Trust Inc.	1,935,840	36,742
	Douglas Emmett Inc.	1,150,100	32,766
*	Encore Capital Group Inc.	755,218	32,082
	Financial Engines Inc.	811,063	31,591
*	MSCI Inc. Class A	681,000	30,815
*,2 eHealth Inc.		1,456,325	30,146
	Primerica Inc.	633,200	29,178
	Solar Capital Ltd.	1,433,800	28,246
	Och-Ziff Capital Management Group LLC Class A	2,055,576	27,976
	First Industrial Realty Trust Inc.	1,488,835	26,873
	Synovus Financial Corp.	1,125,053	26,495
*	WisdomTree Investments Inc.	2,518,356	25,838
	MFA Financial Inc.	2,584,725	21,040
	Radian Group Inc.	1,559,441	19,743
*	MGIC Investment Corp.	2,548,000	18,830
*	Portfolio Recovery Associates Inc.	306,400	18,065
	HFF Inc. Class A	519,422	17,640
	STAG Industrial Inc.	720,900	16,465
*	Signature Bank	140,237	16,042
^	Cohen & Steers Inc.	345,352	14,336
	PrivateBancorp Inc.	455,697	13,124
	Evercore Partners Inc. Class A	230,880	12,597
*	SVB Financial Group	111,500	12,156

Jones Lang LaSalle Inc.	92,561	11,450
LPL Financial Holdings Inc.	228,086	10,830
American Equity Investment Life Holding Co.	477,729	10,577
* Hilltop Holdings Inc.	405,100	8,305
Intercontinental Exchange Inc.	43,200	8,304
First Horizon National Corp.	682,975	8,045
Lexington Realty Trust	641,080	7,013
Cardinal Financial Corp.	347,919	6,144
Bank of the Ozarks Inc.	182,469	5,615
East West Bancorp Inc.	163,300	5,562
Lazard Ltd. Class A	86,900	4,545
* Cowen Group Inc. Class A	878,013	3,512
Waddell & Reed Financial Inc. Class A	62,100	3,278
* Credit Acceptance Corp.	21,535	2,449
Universal Insurance Holdings Inc.	200,300	2,416
* World Acceptance Corp.	28,076	2,276
Nelnet Inc. Class A	49,676	2,048
* Howard Hughes Corp.	13,900	2,021
* Strategic Hotels & Resorts Inc.	158,500	1,809
Omega Healthcare Investors Inc.	46,400	1,695
Ryman Hospitality Properties Inc.	32,600	1,557
Columbia Property Trust Inc.	57,800	1,474
Extra Space Storage Inc.	28,000	1,448
Apartment Investment & Management Co. Class A	36,100	1,234
DuPont Fabros Technology Inc.	33,200	910
Fidelity & Guaranty Life	36,100	780
* Geo Group Inc.	21,800	750
Sovran Self Storage Inc.	9,600	737
* Realogy Holdings Corp.	17,700	651
GAMCO Investors Inc.	6,800	521
* BofI Holding Inc.	5,900	440
Montpelier Re Holdings Ltd.	9,200	272
* Western Alliance Bancorp	11,200	256
Universal Health Realty Income Trust	5,000	210
Federal Realty Investment Trust	900	110
		1,014,492
Health Care (16.3%)
Cooper Cos. Inc.	631,727	101,632
West Pharmaceutical Services Inc.	2,473,195	100,783
* Salix Pharmaceuticals Ltd.	522,241	68,889
* Bruker Corp.	2,892,280	65,742
* Alkermes plc	1,428,832	61,097
* Globus Medical Inc.	2,460,027	54,859
* Akorn Inc.	1,613,873	54,759
Kindred Healthcare Inc.	2,246,219	53,685
Universal Health Services Inc. Class B	426,170	45,430
* LifePoint Hospitals Inc.	609,940	43,745
* Charles River Laboratories International Inc.	788,270	42,732
^ ResMed Inc.	818,109	42,329
* ICON plc	778,723	40,338
* Hospira Inc.	708,100	39,278
* Allscripts Healthcare Solutions Inc.	2,394,800	38,125
* ABIOMED Inc.	1,468,700	37,599
* Insulet Corp.	1,048,885	37,068
* Cyberonics Inc.	621,549	36,964
* WellCare Health Plans Inc.	579,910	36,175
* athenahealth Inc.	275,558	34,279

*	Cepheid	847,000	31,881
*	Hologic Inc.	1,183,000	30,841
*	Mettler-Toledo International Inc.	117,459	30,203
*	Actavis plc	135,995	29,138
*	Nektar Therapeutics	2,478,300	26,146
*	Align Technology Inc.	465,535	25,237
*	Covance Inc.	290,820	24,406
*	TESARO Inc.	838,808	24,124
*	Bio-Rad Laboratories Inc. Class A	209,240	24,060
*	Team Health Holdings Inc.	420,900	23,802
*	Alnylam Pharmaceuticals Inc.	422,043	22,811
*,^ Exact Sciences Corp.		1,407,230	21,967
*	Medidata Solutions Inc.	454,377	20,374
*	QIAGEN NV	827,000	20,204
*	Wright Medical Group Inc.	643,239	19,825
*	Catamaran Corp.	435,057	19,791
*	Acadia Healthcare Co. Inc.	413,587	19,712
*	Brookdale Senior Living Inc.	551,360	19,105
*	CareFusion Corp.	422,408	18,497
	PerkinElmer Inc.	388,997	17,979
*	Illumina Inc.	112,300	17,958
*	Capital Senior Living Corp.	717,695	17,684
*	Vertex Pharmaceuticals Inc.	194,100	17,257
*	IPC The Hospitalist Co. Inc.	339,495	16,696
*	Tornier NV	772,512	16,014
*	Luminex Corp.	811,260	14,765
*	Spectranetics Corp.	573,497	14,710
*	Neogen Corp.	331,850	14,489
*	Hyperion Therapeutics Inc.	600,440	13,672
*	PTC Therapeutics Inc.	484,000	12,787
*	Cerner Corp.	226,900	12,525
*	Auxilium Pharmaceuticals Inc.	625,000	12,512
*	IDEXX Laboratories Inc.	94,000	11,701
*	Air Methods Corp.	231,839	11,650
*	PharMerica Corp.	406,585	10,974
*	Molina Healthcare Inc.	265,800	10,858
*	WuXi PharmaTech Cayman Inc. ADR	338,658	10,434
	Trinity Biotech plc ADR	415,577	9,654
*	NuVasive Inc.	254,600	9,517
*	Prestige Brands Holdings Inc.	306,015	9,425
*	HMS Holdings Corp.	490,455	9,029
*	Thoratec Corp.	274,800	8,931
*	Sarepta Therapeutics Inc.	403,660	8,614
*	Horizon Pharma Inc.	969,200	8,238
*	Alexion Pharmaceuticals Inc.	51,262	8,150
*	Jazz Pharmaceuticals plc	44,407	6,205
*	NPS Pharmaceuticals Inc.	219,820	6,142
*	Cardiovascular Systems Inc.	222,000	5,994
*	Incyte Corp.	116,490	5,541
*,^ Insys Therapeutics Inc.		203,028	5,488
*,^ TherapeuticsMD Inc.		1,167,856	5,419
*	Endologix Inc.	351,328	4,971
*	Cubist Pharmaceuticals Inc.	81,400	4,957
*	Ligand Pharmaceuticals Inc.	95,000	4,671
*	Lannett Co. Inc.	137,435	4,619
*	DexCom Inc.	105,816	3,987
*	United Therapeutics Corp.	42,700	3,883

*	Pacira Pharmaceuticals Inc.	41,829	3,848
*	HealthEquity Inc.	217,100	3,821
*	Centene Corp.	51,400	3,705
*	PAREXEL International Corp.	66,400	3,556
*	MacroGenics Inc.	175,120	3,555
*	Quintiles Transnational Holdings Inc.	57,100	3,136
*	Quidel Corp.	130,390	3,112
*	Aratana Therapeutics Inc.	267,205	3,081
*	Zeltiq Aesthetics Inc.	145,090	2,937
*	Medivation Inc.	39,446	2,928
*	Seattle Genetics Inc.	82,500	2,904
	PDL BioPharma Inc.	309,500	2,903
*	Natus Medical Inc.	96,600	2,779
*	Revance Therapeutics Inc.	89,409	2,743
*	Synageva BioPharma Corp.	39,071	2,673
*	Novadaq Technologies Inc.	167,344	2,567
*	Neurocrine Biosciences Inc.	186,812	2,537
*	Anika Therapeutics Inc.	59,600	2,507
*	Isis Pharmaceuticals Inc.	80,500	2,495
*	Clovis Oncology Inc.	66,472	2,423
*	CorVel Corp.	56,075	2,259
*	MedAssets Inc.	102,900	2,186
*	Providence Service Corp.	52,400	2,076
*	Alliance HealthCare Services Inc.	63,200	1,804
*	XOMA Corp.	453,730	1,760
*	Myriad Genetics Inc.	48,400	1,747
*,^ CytRx Corp.		451,302	1,471
*	Prothena Corp. plc	80,994	1,406
	Questcor Pharmaceuticals Inc.	14,524	1,307
*	Cara Therapeutics Inc.	68,200	870
*	Depomed Inc.	71,600	712
*	ZIOPHARM Oncology Inc.	200,000	626
*	ARIAD Pharmaceuticals Inc.	107,700	620
	Chemed Corp.	6,006	612
*	Cytokinetics Inc.	133,100	563
*	Dyax Corp.	54,400	512
*	Halozyme Therapeutics Inc.	49,200	479
*	Sagent Pharmaceuticals Inc.	18,600	474
	HealthSouth Corp.	12,200	468
*	Synergy Pharmaceuticals Inc.	125,100	457
*,^ Dendreon Corp.		209,700	434
*,^ Galena Biopharma Inc.		124,482	354
*	Concert Pharmaceuticals Inc.	26,100	213
*	BioCryst Pharmaceuticals Inc.	15,300	192
*	Progenics Pharmaceuticals Inc.	33,846	162
*	Addus HomeCare Corp.	6,200	137
			1,959,843
Industrials (16.1%)
*	Armstrong World Industries Inc.	1,454,705	70,815
	MSC Industrial Direct Co. Inc. Class A	762,758	65,056
*	IHS Inc. Class A	475,945	62,525
	Waste Connections Inc.	1,204,910	57,040
*	WESCO International Inc.	648,098	50,869
	Pentair plc	767,725	49,188
	AO Smith Corp.	1,006,015	46,981
*	JetBlue Airways Corp.	4,219,650	45,235
	Chicago Bridge & Iron Co. NV	748,705	44,413

*	Teledyne Technologies Inc.	485,923	44,316
	EnerSys	685,735	43,496
	Manpowergroup Inc.	493,050	38,404
*	Middleby Corp.	521,001	37,960
*	Stericycle Inc.	317,190	37,317
*	MRC Global Inc.	1,362,280	36,550
	AMETEK Inc.	730,365	35,561
	Watsco Inc.	386,110	34,584
*	Advisory Board Co.	687,662	34,479
	Kennametal Inc.	790,271	33,413
	John Bean Technologies Corp.	1,280,743	33,363
*	Quanta Services Inc.	936,965	31,379
	Acuity Brands Inc.	280,890	30,131
*	Esterline Technologies Corp.	274,600	29,808
*	AerCap Holdings NV	670,906	29,272
	RBC Bearings Inc.	527,194	29,249
*	Moog Inc. Class A	434,738	28,701
	Flowserve Corp.	382,275	28,304
*	United Rentals Inc.	253,836	26,881
*	DXP Enterprises Inc.	368,606	26,182
*	Swift Transportation Co.	1,261,300	25,794
	Herman Miller Inc.	835,649	24,434
*	B/E Aerospace Inc.	285,727	24,327
*	Clean Harbors Inc.	416,390	23,997
*,2 American Woodmark Corp.		798,759	23,484
	Robert Half International Inc.	479,527	23,329
*	Trex Co. Inc.	798,370	22,474
	Carlisle Cos. Inc.	280,820	22,471
*	Generac Holdings Inc.	485,685	21,079
*	Saia Inc.	451,619	20,616
*	Proto Labs Inc.	249,803	20,234
*,^ FuelCell Energy Inc.		8,126,300	20,153
	Watts Water Technologies Inc. Class A	342,025	19,995
	Corporate Executive Board Co.	311,831	19,355
*	TriMas Corp.	595,133	18,854
*	Genesee & Wyoming Inc. Class A	175,630	17,516
*	Rush Enterprises Inc. Class A	491,496	17,315
*	Huron Consulting Group Inc.	285,165	17,235
	Tennant Co.	229,573	16,747
*	H&E Equipment Services Inc.	397,679	14,388
	Ryder System Inc.	163,785	14,107
	Kaman Corp.	350,827	14,037
*	Copart Inc.	406,008	13,553
*	Avis Budget Group Inc.	233,929	13,144
*	Verisk Analytics Inc. Class A	218,200	13,101
*	Sensata Technologies Holding NV	269,554	12,464
*	Hexcel Corp.	333,750	12,432
	HEICO Corp. Class A	302,922	12,211
*	WageWorks Inc.	290,639	12,131
	Universal Forest Products Inc.	276,215	12,093
	Mobile Mini Inc.	301,500	11,385
*	NCI Building Systems Inc.	652,392	10,934
	Knight Transportation Inc.	434,380	10,408
	Exponent Inc.	142,322	10,116
	McGrath RentCorp	289,000	9,985
*	Rexnord Corp.	335,731	9,035
	Columbus McKinnon Corp.	351,297	8,168

* Astronics Corp.	139,400	8,085
MSA Safety Inc.	152,873	7,916
KAR Auction Services Inc.	246,330	7,220
* CAI International Inc.	363,230	6,934
* Spirit Airlines Inc.	98,231	6,426
Towers Watson & Co. Class A	54,400	5,550
Ritchie Bros Auctioneers Inc.	228,309	5,530
Heartland Express Inc.	235,624	5,290
Woodward Inc.	103,177	5,155
* Kirby Corp.	42,701	4,973
* Orbital Sciences Corp.	193,500	4,967
* Roadrunner Transportation Systems Inc.	197,548	4,966
Expeditors International of Washington Inc.	114,871	4,960
* Polypore International Inc.	113,971	4,912
* Chart Industries Inc.	62,800	4,776
IDEX Corp.	54,150	4,106
Trinity Industries Inc.	93,300	4,072
Alaska Air Group Inc.	90,748	3,990
* WABCO Holdings Inc.	40,900	3,987
Copa Holdings SA Class A	24,600	3,736
Huntington Ingalls Industries Inc.	40,500	3,682
* Spirit AeroSystems Holdings Inc. Class A	111,300	3,625
Cintas Corp.	53,900	3,374
Pitney Bowes Inc.	123,800	3,350
Lincoln Electric Holdings Inc.	48,600	3,229
Greenbrier Cos. Inc.	48,400	3,119
Lennox International Inc.	36,100	3,080
Deluxe Corp.	55,909	3,076
ITT Corp.	64,800	2,979
Manitowoc Co. Inc.	109,100	2,898
* TriNet Group Inc.	116,019	2,715
* Power Solutions International Inc.	43,030	2,628
Steelcase Inc. Class A	147,179	2,222
RR Donnelley & Sons Co.	128,000	2,222
Mueller Water Products Inc. Class A	283,700	2,199
Altra Industrial Motion Corp.	61,500	1,928
* DigitalGlobe Inc.	70,300	1,838
Toro Co.	27,800	1,649
Hyster-Yale Materials Handling Inc.	19,200	1,538
* Korn/Ferry International	46,400	1,365
Harsco Corp.	34,000	859
AMERCO	2,000	526
Barrett Business Services Inc.	5,600	320
AAON Inc.	13,200	259
HNI Corp.	5,800	205
		1,937,009
Information Technology (22.8%)
* Alliance Data Systems Corp.	401,648	105,348
* PTC Inc.	2,374,376	85,383
* Cadence Design Systems Inc.	4,723,377	79,494
* Ultimate Software Group Inc.	549,864	74,182
* Euronet Worldwide Inc.	1,416,332	70,873
* Bankrate Inc.	3,666,264	61,813
* TiVo Inc.	4,509,610	60,699
* Demandware Inc.	876,985	52,830
* Silicon Laboratories Inc.	1,264,700	51,511
Teradyne Inc.	2,802,320	51,058

*	Dealertrack Technologies Inc.	1,266,189	47,571
*	Microsemi Corp.	1,879,800	45,078
*	WNS Holdings Ltd. ADR	2,234,375	45,023
*	Atmel Corp.	5,042,905	41,352
*	CoStar Group Inc.	285,347	41,013
*	Electronics For Imaging Inc.	895,255	39,454
*	First Solar Inc.	615,678	38,855
	IAC/InterActiveCorp	575,264	38,658
*	ON Semiconductor Corp.	4,496,820	38,493
*	Aspen Technology Inc.	885,370	38,460
*	Sapient Corp.	2,572,045	37,963
	Belden Inc.	558,465	37,920
*	Verint Systems Inc.	782,470	36,729
*	Informatica Corp.	1,127,445	35,763
*	Pandora Media Inc.	1,414,691	35,537
*	Mellanox Technologies Ltd.	838,211	34,911
*	Finisar Corp.	1,761,395	34,752
*	Concur Technologies Inc.	373,050	34,679
*	Ruckus Wireless Inc.	2,680,200	34,601
*	F5 Networks Inc.	302,495	34,058
	Convergys Corp.	1,753,011	33,991
*	Constant Contact Inc.	1,045,100	32,534
*	Red Hat Inc.	532,100	30,926
*	WEX Inc.	276,100	29,797
*	Aruba Networks Inc.	1,640,495	29,299
*	Cardtronics Inc.	695,900	26,834
*	Freescale Semiconductor Ltd.	1,279,200	25,610
*	SunPower Corp. Class A	688,400	25,285
*,^ Ubiquiti Networks Inc.		637,724	24,380
*	Proofpoint Inc.	687,819	24,259
	FactSet Research Systems Inc.	199,650	23,984
*	SPS Commerce Inc.	448,974	23,953
	Heartland Payment Systems Inc.	499,669	23,734
	Monolithic Power Systems Inc.	570,890	23,543
	j2 Global Inc.	480,096	23,486
*	SS&C Technologies Holdings Inc.	529,708	22,942
*	Super Micro Computer Inc.	869,502	22,755
*	Tyler Technologies Inc.	250,309	22,711
*	Cognex Corp.	545,900	22,371
*,^ Stratasys Ltd.		215,449	21,661
*	Syntel Inc.	248,652	21,476
*	Ciena Corp.	1,065,820	20,815
*	Cavium Inc.	443,832	20,705
*	Acxiom Corp.	1,120,785	20,533
	Intersil Corp. Class A	1,574,795	20,205
	Power Integrations Inc.	371,960	20,023
*	Radware Ltd.	1,209,700	19,827
*	Web.com Group Inc.	726,179	19,280
*	Fortinet Inc.	784,225	19,253
	Methode Electronics Inc.	583,622	18,664
*	Gartner Inc.	262,871	17,986
*	Akamai Technologies Inc.	294,831	17,401
*	Palo Alto Networks Inc.	199,625	16,142
*,^ InvenSense Inc.		681,000	15,670
*	Qlik Technologies Inc.	573,400	15,172
*	Semtech Corp.	625,882	13,976
*	Vistaprint NV	269,100	13,256

*	Nanometrics Inc.	826,028	12,853
*	PROS Holdings Inc.	484,600	12,415
*	LinkedIn Corp. Class A	68,062	12,295
*	SolarWinds Inc.	292,986	12,053
*	Infoblox Inc.	961,600	11,655
	Brocade Communications Systems Inc.	1,210,600	11,150
*	Synchronoss Technologies Inc.	264,089	10,672
*	Conversant Inc.	451,860	10,560
*,^ 3D Systems Corp.		208,515	10,453
*	Trimble Navigation Ltd.	334,730	10,343
	Microchip Technology Inc.	229,500	10,332
^	MercadoLibre Inc.	109,700	10,147
	MAXIMUS Inc.	241,289	9,980
	Littelfuse Inc.	110,000	9,561
*	comScore Inc.	258,391	9,351
*	Riverbed Technology Inc.	510,000	9,129
*	LivePerson Inc.	772,020	9,094
*,^ Gigamon Inc.		774,945	8,943
	FLIR Systems Inc.	264,300	8,796
*	IPG Photonics Corp.	125,500	8,452
	Blackbaud Inc.	227,015	8,334
*	Diodes Inc.	323,485	8,249
*	Progress Software Corp.	355,000	8,229
*	Guidewire Software Inc.	202,200	8,189
*,^ Endurance International Group Holdings Inc.		566,630	7,723
*	Interactive Intelligence Group Inc.	168,944	7,665
*,^ Allot Communications Ltd.		573,400	7,414
*	WebMD Health Corp.	144,968	7,224
*	EPAM Systems Inc.	186,300	7,202
*	ANSYS Inc.	90,565	6,968
*	NetScout Systems Inc.	159,844	6,798
*	Imperva Inc.	283,400	6,283
	National Instruments Corp.	189,100	6,021
*	Cornerstone OnDemand Inc.	134,600	5,632
*	Virtusa Corp.	178,000	5,568
*,^ Care.com Inc.		576,757	5,473
*	CalAmp Corp.	321,416	5,467
*	Information Services Group Inc.	1,226,629	5,360
*	FireEye Inc.	150,500	5,343
*	Tableau Software Inc. Class A	79,400	5,161
	Solera Holdings Inc.	78,607	5,031
*	II-VI Inc.	362,366	4,972
*	Cree Inc.	104,400	4,931
	FEI Co.	59,800	4,581
*	VeriFone Systems Inc.	136,300	4,567
*	iGATE Corp.	121,305	4,328
*	Entropic Communications Inc.	1,512,830	4,221
	Broadridge Financial Solutions Inc.	100,500	4,057
*	ARRIS Group Inc.	114,700	3,919
	Jack Henry & Associates Inc.	62,900	3,670
*	Move Inc.	250,900	3,663
*	RF Micro Devices Inc.	318,130	3,550
*,^ Advanced Micro Devices Inc.		856,000	3,347
	CDW Corp.	108,100	3,339
	Booz Allen Hamilton Holding Corp. Class A	147,241	3,275
*	CommScope Holding Co. Inc.	132,817	3,273
*	RealPage Inc.	202,963	3,269

*	E2open Inc.	201,187	3,255
	DST Systems Inc.	34,996	3,152
*	Zebra Technologies Corp.	39,200	3,139
*	Manhattan Associates Inc.	103,852	3,049
	Anixter International Inc.	31,931	2,745
*	Take-Two Interactive Software Inc.	122,500	2,742
*	ChannelAdvisor Corp.	119,357	2,737
*	Plexus Corp.	65,500	2,576
*	Envestnet Inc.	54,382	2,372
*,^ Glu Mobile Inc.		405,100	2,273
	Pegasystems Inc.	91,400	1,953
*	AVG Technologies NV	110,000	1,870
*	Benefitfocus Inc.	47,600	1,834
*	Unisys Corp.	84,040	1,789
*	Vantiv Inc. Class A	48,800	1,600
*	Measurement Specialties Inc.	13,735	1,181
	CSG Systems International Inc.	44,500	1,159
*	Maxwell Technologies Inc.	97,200	1,058
	Advent Software Inc.	26,200	850
*	Perficient Inc.	50,000	849
*	Aerohive Networks Inc.	98,100	824
*	Blackhawk Network Holdings Inc.	26,500	751
*	Lionbridge Technologies Inc.	128,600	737
*	ShoreTel Inc.	117,900	729
*	Synaptics Inc.	9,900	715
*	Comverse Inc.	27,800	714
*	MicroStrategy Inc. Class A	4,400	630
*	Barracuda Networks Inc.	21,400	594
*	Silicon Image Inc.	99,100	494
*	Varonis Systems Inc.	16,302	344
*	Ultra Clean Holdings Inc.	35,000	303
*	MaxLinear Inc.	31,600	300
*	Applied Micro Circuits Corp.	33,300	278
	QAD Inc. Class A	11,900	225
*	Callidus Software Inc.	15,800	169
			2,749,020
Materials (6.3%)
*	Graphic Packaging Holding Co.	6,390,464	76,686
	PolyOne Corp.	1,474,515	55,958
	Ball Corp.	904,735	55,424
	Minerals Technologies Inc.	947,830	55,041
	Ashland Inc.	418,005	43,744
	Methanex Corp.	670,860	43,653
	Steel Dynamics Inc.	2,033,140	43,123
	Smurfit Kappa Group plc	1,954,421	42,340
*	WR Grace & Co.	450,285	40,976
*	KapStone Paper and Packaging Corp.	1,223,854	36,397
	Worthington Industries Inc.	942,470	36,049
	OM Group Inc.	1,051,300	29,720
*	Constellium NV Class A	1,011,100	29,302
	Allegheny Technologies Inc.	699,810	26,348
	Carpenter Technology Corp.	420,860	22,785
	US Silica Holdings Inc.	360,220	20,252
	Schweitzer-Mauduit International Inc.	400,514	16,353
	Eagle Materials Inc.	172,182	15,638
	FMC Corp.	213,760	13,941
*	Calgon Carbon Corp.	404,821	8,582

	Airgas Inc.	79,700	8,522
	Valspar Corp.	87,300	6,552
	Balchem Corp.	97,900	4,895
	Sealed Air Corp.	138,000	4,433
	Packaging Corp. of America	65,300	4,320
	Quaker Chemical Corp.	54,515	3,849
*	Owens-Illinois Inc.	104,300	3,253
	Westlake Chemical Corp.	32,400	2,831
	Avery Dennison Corp.	57,200	2,700
	International Flavors & Fragrances Inc.	17,600	1,777
*	Berry Plastics Group Inc.	72,500	1,761
*	Ferro Corp.	115,600	1,450
*	Stillwater Mining Co.	71,000	1,271
	NewMarket Corp.	3,273	1,267
	Cytec Industries Inc.	9,800	988
	Scotts Miracle-Gro Co. Class A	5,300	282
			762,463
Other (1.7%)
^	iShares Russell 2000 ETF	1,228,720	136,499
3	Vanguard Small-Cap Growth ETF	463,200	55,917
*,4 Pure Storage Inc. Private Placement		437,384	6,878
*,4 Dropbox Private Placement		425,730	6,786
			206,080
Telecommunication Services (0.8%)
*	SBA Communications Corp. Class A	445,610	47,649
*	Vonage Holdings Corp.	9,652,091	33,589
*	8x8 Inc.	590,259	4,769
	Inteliquent Inc.	191,600	2,033
*	Level 3 Communications Inc.	37,200	1,636
*	FairPoint Communications Inc.	109,400	1,597
	IDT Corp. Class B	38,000	593
			91,866
Utilities (0.6%)
	ITC Holdings Corp.	1,137,620	41,068
^	NRG Yield Inc. Class A	567,092	29,631
	Otter Tail Corp.	14,274	399
			71,098
Total Common Stocks (Cost $9,205,981)			11,715,818

	Coupon
Temporary Cash Investments (5.2%)[1]
Money Market Fund (4.9%)
[5,6] Vanguard Market Liquidity Fund	0.118%		588,003,124	588,003

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc. (Dated
7/31/14, Repurchase Value $30,500,000,
collateralized by Federal Home Loan
Mortgage Corp. 6.000%, 11/15/17, and
Government National Mortgage Assn.
3.500%-4.500%, 5/20/38-5/20/44, with a value
of $31,110,000)	0.100%	8/1/14	30,500	30,500

U.S. Government and Agency Obligations (0.1%)
[7,8] Fannie Mae Discount Notes	0.080%	10/6/14	2,000	2,000
[7,8] Fannie Mae Discount Notes	0.075%	10/15/14	100	100
[8,9] Federal Home Loan Bank Discount Notes	0.065%	8/29/14	2,600	2,600
9 Federal Home Loan Bank Discount Notes	0.086%	9/12/14	250	250
[8,9] Federal Home Loan Bank Discount Notes	0.085%	9/19/14	6,000	6,000
[8,9] Federal Home Loan Bank Discount Notes	0.080%	9/24/14	100	100
				11,050
Total Temporary Cash Investments (Cost $629,552)				629,553
Total Investments (102.5%) (Cost $9,835,533)				12,345,371
Other Assets and Liabilities-Net (-2.5%)[5]				(305,375)
Net Assets (100%)				12,039,996

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $231,192,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 3.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Restricted security represents 0.1% of net assets.
5 Includes $246,260,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $8,400,000 have been segregated as initial margin for open futures contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Explorer Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,639,080	63,074	13,664
Temporary Cash Investments	588,003	41,550	—

Explorer Fund

Futures Contracts—Liabilities[1]	4,134	—	—
Total	12,231,217	104,624	13,664
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2014	1,244	138,917	(3,965)
E-mini S&P MidCap 400 Index	September 2014	260	35,563	(1,108)
				(5,073)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2013		from		July 31, 2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
American Woodmark Corp.	NA1	8,343	1,419	—	23,484
Denny’s Corp.	NA1	2,643	2,200	—	29,399

Explorer Fund

eHealth Inc.	63,502	15,428	21,736	—	30,146
Kindred Healthcare Inc.	44,737	—	20,509	973	NA2
TiVo Inc.	81,667	8,391	28,577	—	NA2
WNS Holdings Ltd. ADR	NA3	22,503	26,232	—	NA3
Total	189,906			973	83,029

1 Not applicable—At October 31, 2013, the issuer was not an affiliated company of the fund.
2 Not applicable—At July 31, 2014, the security was still held, but the issuer was no longer an affiliated company of the fund.
3 Not applicable—At October 31, 2013, and July 31, 2014, the issuer was not an affiliated company of the fund, but it was affiliated during the period.

G. At July 31, 2014, the cost of investment securities for tax purposes was $9,835,582,000. Net unrealized appreciation of investment securities for tax purposes was $2,509,789,000, consisting of unrealized gains of $2,889,114,000 on securities that had risen in value since their purchase and $379,325,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 18, 2014
VANGUARD EXPLORER FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.